As filed with the Securities and Exchange Commission on July 7, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file Number: 811-21421

            NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC.
            --------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                      c/o Neuberger Berman Management Inc.
            Neuberger Berman Real Estate Securities Income Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

   Arthur C. Delibert, Esq.                        Ellen Metzger, Esq.
   Kirkpatrick & Lockhart LLP                      Neuberger Berman, LLC
   1800 Massachusetts Avenue, N.W. 2nd Floor       605 Third Avenue
   Washington, DC 20036-1800                       New York, New York 10158-3698
                     (Names addresses of agents for service)

Date of fiscal year end: October 31, 2004

Date of reporting period: April 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS



Semi-Annual Report                                     [NEUBERGER BERMAN LOGO]
April 30, 2004                                         A LEHMAN BROTHERS COMPANY


                       Neuberger Berman

                       REAL ESTATE
                       SECURITIES INCOME
                       FUND INC.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

CHAIRMAN'S LETTER
-----------------

Dear Fellow Shareholder,

I am pleased to present to you this semi-annual report of the Neuberger Berman Real Estate Securities Income Fund Inc., for the period ending April 30, 2004. The report includes portfolio commentary, a listing of the Fund's investments, and its financial statements for the reporting period.

The Fund's investment objective is to provide high current income, and its secondary objective is to provide capital appreciation. In seeking to accomplish both, we have assembled a portfolio with a broad mix of equity securities of real estate investment trusts (REITs) and other real estate companies.

Portfolio Manager Steven Brown's investment approach combines analysis of security fundamentals and real estate with property sector diversification. His disciplined valuation methodology seeks out real estate securities that are attractively priced relative to their historical growth rates and the valuation of other property sectors.

We believe our conservative investing philosophy and disciplined investment process will benefit you with superior returns over the long term.

Thank you for your confidence in Neuberger Berman. We will continue to do our best to keep earning it.

Sincerely,


/s/ Peter Sundman


PETER SUNDMAN
CHAIRMAN OF THE BOARD
NEUBERGER BERMAN REAL ESTATE
SECURITIES INCOME FUND INC.


"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc.(C)2004 Neuberger Berman Management Inc. All rights reserved.

CONTENTS
--------

THE FUND

CHAIRMAN'S LETTER                             1

PORTFOLIO COMMENTARY/
PERFORMANCE HIGHLIGHTS                        2

SCHEDULE OF INVESTMENTS/
TOP TEN EQUITY HOLDINGS                       6

FINANCIAL STATEMENTS                          9

FINANCIAL HIGHLIGHTS/
PER SHARE DATA                               19

DIVIDEND REINVESTMENT PLAN                   21

DIRECTORY                                    23

DIRECTORS AND OFFICERS                       24

PROXY VOTING POLICIES AND PROCEDURES         31

REAL ESTATE SECURITIES INCOME FUND INC. Portfolio Commentary
------------------------------------------------------------

          For the six-month period ending April 30, 2004, on a Net Asset Value
          (NAV) basis, the Neuberger Berman Real Estate Securities Income Fund Inc. (AMEX: NRO), declined by 4.10%, compared to a gain of 3.35% for the NAREIT Equity REIT Index.

          The Fund's performance lagged its benchmark as a result of timing issues more than property sector or stock selection. The Fund commenced investment operations on October 31, 2003. During its initial investing period, which encompassed the period from November 1, 2003 to January 31, 2004, the NAREIT Index surged 13%. The Fund was fully invested by February, but because we were not fully invested during this very positive period, we lagged behind the index. The Fund's portfolio is well diversified across property sectors and geographic regions. We expect improved relative performance going forward.

          REITs posted modestly positive performance for the six months ended April 30, 2004. The route to that performance, however, was uneven. REITs performed strongly during the five-month period from October 31st to March 31st, but during the month of April experienced a decline of nearly 15%. April's weak REIT performance was primarily due to a strong jobs report released early in the month, which sparked concern over potentially higher interest rates. The fear of higher interest rates led to a sell-off in the bond market and subsequently ignited a sell-off in the REIT market.

          In our experience, interest rate changes have not significantly affected the performance of REITs over long periods of time. Correlation studies over the last five, ten, and twenty-five years show a very low correlation between REIT performance and the direction of interest rates. In addition, during periods when interest rates rose for twelve consecutive months, REITs have historically generated positive total returns.

          We believe that REIT valuation levels are currently attractive. Although we expect interest rates and inflation to move higher over the next twelve months, we also expect GDP growth (Gross Domestic Product) to remain robust, employment to accelerate and business spending to pick up. In our view, these conditions have the potential to enhance the REIT industry's earnings power. New supply growth also remains in check and we are beginning to see acceleration in demand. In this environment, we continue to have a positive view of the potential for REIT stock price performance over the next twelve months.

          Sincerely,


                               /s/ Steven R. Brown

                                 STEVEN R. BROWN
                                PORTFOLIO MANAGER

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

          PERFORMANCE HIGHLIGHTS

                                                                                     SIX MONTH             CUMULATIVE
                                                                                  PERIOD ENDED           TOTAL RETURN
          NEUBERGER BERMAN NAV (1)                            INCEPTION DATE         4/30/2004        SINCE INCEPTION
          REAL ESTATE SECURITIES INCOME FUND                      10/28/2003           (4.10%)                (4.34%)

                                                                                     SIX MONTH             CUMULATIVE
                                                                                  PERIOD ENDED           TOTAL RETURN
          MARKET PRICE (2)                                    INCEPTION DATE         4/30/2004        SINCE INCEPTION
          REAL ESTATE SECURITIES INCOME FUND                      10/28/2003          (15.53%)               (15.47%)

          Closed-end funds, unlike open-end funds, are not continually offered. There is an initial public offering and once issued, common shares of closed-end funds are sold in the open market through a stock exchange.

          The composition, industries and holdings of the fund are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

ENDNOTES
--------

          (1)  Returns based on Net Asset Value ("NAV") of the Fund.

          (2) Returns based on price of Fund shares on the American Stock Exchange.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

GLOSSARY OF INDICES
-------------------

          NAREIT EQUITY REIT INDEX:  Tracks the performance of all Equity REITs currently listed on the New York Stock
                                     Exchange, the NASDAQ National Market System and the American Stock Exchange. REITs are classified as Equity if 75% or more of their gross invested book assets are invested directly or indirectly in equity of commercial properties.

Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks, and that investors cannot invest directly in any index or average. Data about the performance of the index is prepared or obtained by Management and includes reinvestment of all dividends and capital gain distributions. The Fund may invest in many securities not included in its index.

SCHEDULE OF INVESTMENTS Neuberger Berman Real Estate Securities Income Fund Inc.
--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS

     HOLDING                                        %
 1   iStar Financial                              9.2

 2   Maguire Properties                           7.8

 3   OMEGA Healthcare Investors                   6.7

 4   Affordable Residential Communities           6.4

 5   Glimcher Realty Trust                        6.1

 6   HRPT Properties Trust                        5.4

 7   Crescent Real Estate Equities                5.0

 8   Apartment Investment & Management            4.6

 9   Innkeepers USA Trust                         4.4

10   Gables Residential Trust                     4.3

                                                                            MARKET VALUE +
          NUMBER OF SHARES                                                 (000'S OMITTED)
          COMMON STOCKS (114.9%)

          APARTMENTS (18.3%)
              646,800  Amli Residential Properties
                        Trust                                                    $  16,364
              566,100  Apartment Investment &
                        Management                                                  15,947
              320,000  Archstone-Smith Trust                                         8,778
              175,000  BNP Residential Properties                                    2,205
              110,000  Camden Property Trust                                         4,655
              601,500  Gables Residential Trust                                     19,128
               58,400  Home Properties                                               2,181
              172,400  Mid-America Apartment
                        Communities                                                  5,560
              100,000  Post Properties                                               2,689
              143,600  Town & Country Trust                                          3,357^
                                                                                 ---------
                                                                                    80,864

          COMMERCIAL SERVICES (1.1%)
              220,000  Capital Trust                                                 4,957

          COMMUNITY CENTERS (6.7%)
              190,000  Cedar Shopping Centers                                        2,213**
              709,000  Heritage Property Investment
                        Trust                                                       17,994
              290,700  Kramont Realty Trust                                          4,596
              174,400  New Plan Excel Realty Trust                                   3,914
               20,700  Tanger Factory Outlet Centers                                   791
                                                                                 ---------
                                                                                    29,508

          DIVERSIFIED (11.5%)
              371,500  Colonial Properties Trust                                    13,106
              840,000  Crescent Real Estate Equities                                12,995
              600,000  iStar Financial                                              21,324
              176,300  Lexington Corporate Properties
                        Trust                                                        3,260^
                                                                                 ---------
                                                                                    50,685

          FREESTANDING (2.0%)
            520,000  Commercial Net Lease Realty                                     8,627

          HEALTH CARE (13.3%)
              497,800  Health Care Property Investors                               11,897
              231,700  Health Care REIT                                              7,401^
              118,600  Healthcare Realty Trust                                       4,252
              107,700  LTC Properties                                                1,676**
            1,033,500  Nationwide Health Properties                                 18,737
            1,580,400  OMEGA Healthcare Investors                                   14,619
                                                                                 ---------
                                                                                    58,582

          INDUSTRIAL (8.9%)
              430,529  EastGroup Properties                                         12,464
              546,800  First Industrial Realty Trust                                18,400
              405,600  Keystone Property Trust                                       8,250
                                                                                 ---------
                                                                                    39,114

          LODGING (3.1%)
              355,000  Hospitality Properties Trust                              $  13,873

          MANUFACTURED HOMES (3.0%)
              784,600  Affordable Residential
                        Communities                                                 13,338

          OFFICE (32.2%)
              409,800  Arden Realty                                                 11,565
              352,600  Brandywine Realty Trust                                       8,935
              445,800  CarrAmerica Realty                                           12,710
              740,000  Equity Office Properties Trust                               18,626
              450,200  Glenborough Realty Trust                                      8,459
              556,700  Highwoods Properties                                         12,554
            2,485,500  HRPT Properties Trust                                        23,736
              157,400  Kilroy Realty                                                 4,934
               77,000  Koger Equity                                                  1,613
               70,800  Mack-Cali Realty                                              2,644
              622,000  Maguire Properties                                           14,175
              548,000  Prentiss Properties Trust                                    17,558
              321,900  Trizec Properties                                             4,610
                                                                                 ---------
                                                                                   142,119

          OFFICE--INDUSTRIAL (6.7%)
              450,800  Bedford Property Investors                                   12,212
              215,000  Liberty Property Trust                                        7,858
              390,100  Reckson Associates Realty                                     9,273
                                                                                 ---------
                                                                                    29,343

          REGIONAL MALLS (6.0%)
              708,300  Glimcher Realty Trust                                        14,981
               71,200  Macerich Co.                                                  2,981
              214,900  Pennsylvania REIT                                             6,952
               35,000  Simon Property Group                                          1,687
                                                                                 ---------
                                                                                    26,601

          SELF STORAGE (2.1%)
              267,700  Sovran Self Storage                                           9,040

          TOTAL COMMON STOCKS
          (COST $533,830)                                                          506,651
                                                                                 ---------

          PREFERRED STOCKS (38.6%)

          APARTMENTS (1.0%)
              190,000  Apartment Investment &
                        Management, Ser. U                                           4,465*

          COMMUNITY CENTERS (2.1%)
              360,000  Kramont Realty Trust, Ser. E                                  9,288

          DIVERSIFIED (6.5%)
              430,000  Crescent Real Estate Equities,
                        Ser. A                                                       9,030^
              200,000  iStar Financial, Ser. G                                       5,000
              600,000  iStar Financial, Ser. I                                      14,520*
                                                                                 ---------
                                                                                    28,550

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS Neuberger Berman Real Estate Securities Income Fund Inc.
--------------------------------------------------------------------------------
cont'd
------

          NUMBER OF SHARES                                                  MARKET VALUE +
                                                                           (000'S OMITTED)
          HEALTH CARE (5.7%)
              400,000  LTC Properties, Ser. F                                    $  10,180
              600,000  OMEGA Healthcare Investors,
                        Ser. D                                                      14,880
                                                                                 ---------
                                                                                    25,060

          INDUSTRIAL (1.0%)
              190,000  Keystone Property Trust, Ser. E                               4,512

          LODGING (7.3%)
               54,600  Equity Inns, Ser. B                                           1,405
              780,000  Innkeepers USA Trust, Ser. C                                 19,266
              480,000  Winston Hotels, Ser. B                                       11,650
                                                                                 ---------
                                                                                    32,321

          MANUFACTURED HOMES (3.4%)
              600,000  Affordable Residential
                        Communities, Ser. A                                         14,982

          OFFICE (6.7%)
              100,000  Brandywine Realty Trust,
                        Ser. C                                                       2,475
               80,000  Brandywine Realty Trust,
                        Ser. D                                                       1,944
               90,000  Corporate Office Properties
                        Trust, Ser. H                                                2,245
              840,000  Maguire Properties, Ser. A                                   20,412^
              100,000  SL Green Realty, Ser. C                                       2,432
                                                                                 ---------
                                                                                    29,508

          REGIONAL MALLS (3.1%)
               50,000  Glimcher Realty Trust, Ser. F                                 1,268
              425,000  Glimcher Realty Trust, Ser. G                                10,463
               70,000  Saul Centers, Ser. A                                          1,813
                                                                                 ---------
                                                                                    13,544

          SELF STORAGE (0.5%)
               75,000  Shurgard Storage Centers,
                        Ser. D                                                       1,958

          Specialty (1.3%)
              240,000  Capital Automotive REIT                                       5,844

          TOTAL PREFERRED STOCKS
          (COST $172,834)                                                          170,032
                                                                                 ---------

          PRINCIPAL AMOUNT                                                  MARKET VALUE +
                                                                           (000'S OMITTED)
          SHORT-TERM INVESTMENTS (3.7%)
          $12,574,800  N&B Securities Lending
                        Quality Fund, LLC                                        $  12,575++
            3,978,362  Neuberger Berman
                        Institutional Cash Fund
                        Trust Class                                                  3,978@
                                                                                 ---------

          TOTAL SHORT-TERM INVESTMENTS
          (COST $16,553)                                                            16,553#
                                                                                 ---------

          TOTAL INVESTMENTS (157.2%)
          (COST $723,217)                                                          693,236##
          Liabilities, less cash,
            receivables and other assets
            [(1.6%)]                                                                (7,271)
          Liquidation Value of Auction
            Market Preferred Shares
            [(55.6%)]                                                             (245,000)
                                                                                 ---------
          TOTAL NET ASSETS APPLICABLE TO
          COMMON SHAREHOLDERS (100.0%)                                           $ 440,965
                                                                                 ---------

See Notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

          + Investments in securities by the Fund are valued at the latest sales price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price on that day. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the Board of Directors of the Fund (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchanges no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

          #  At cost, which approximates market value.

          ## At April 30, 2004, the cost of investments for U.S. Federal income tax purposes was $723,217,000. Gross unrealized appreciation of investments was $6,707,000 and gross unrealized depreciation of investments was $36,688,000, resulting in net unrealized depreciation of $29,981,000, based on cost for U.S. Federal income tax purposes.

          *  Non-income producing security.

          @ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc. (see Note A of Notes to Financial Statements).

          ^ All or a portion of this security is on loan (see Note A of Notes to Financial Statements).

          ++ Affiliated issuer (see Note A of Notes to Financial Statements).

          ** Security is segregated as collateral for interest rate swap contracts.

See Notes to Financial Statements

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------

                                                                                                    REAL ESTATE
NEUBERGER BERMAN                                                                                     SECURITIES
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                                            INCOME FUND
ASSETS
     INVESTMENTS IN SECURITIES, AT MARKET VALUE*+ (NOTE A)--SEE
     SCHEDULE OF INVESTMENTS:
     Unaffiliated issuers                                                                              $676,683
     Non-controlled affiliated issuers                                                                   16,553
================================================================================================================
                                                                                                        693,236
     Interest rate swaps, at market value (Note A)                                                        4,012
----------------------------------------------------------------------------------------------------------------
     Dividends and interest receivable                                                                    2,627
     Prepaid expenses and other assets                                                                       28
================================================================================================================
TOTAL ASSETS                                                                                            699,903
================================================================================================================
LIABILITIES
     Payable for collateral on securities loaned (Note A)                                                12,575
     Dividends payable--preferred shares                                                                     70
----------------------------------------------------------------------------------------------------------------
     Dividends payable--common shares                                                                       635
     Payable for offering costs (Note A)                                                                    306
----------------------------------------------------------------------------------------------------------------
     Payable to investment manager--net (Note B)                                                            199
     Payable to administrator (Note B)                                                                      143
----------------------------------------------------------------------------------------------------------------
     Accrued expenses and other payables                                                                     10
================================================================================================================
TOTAL LIABILITIES                                                                                        13,938
================================================================================================================
AUCTION MARKET PREFERRED SHARES SERIES A, B, C & D AT LIQUIDATION VALUE
     12,000 shares authorized; 9,800 shares issued and outstanding
     $.0001 par value; $25,000 liquidation value per share (Note A)                                     245,000
================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                                                  $440,965
================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF:
     Paid-in capital--common shares                                                                    $473,456
     Distributions in excess of net investment income                                                    (8,676)
----------------------------------------------------------------------------------------------------------------
     Accumulated net realized gains (losses) on investments                                               2,155
     Net unrealized appreciation (depreciation) in value of investments                                 (25,970)
================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                                                  $440,965
================================================================================================================
COMMON SHARES OUTSTANDING ($.0001 PAR VALUE; 999,988,000 SHARES AUTHORIZED)                              33,316
================================================================================================================
NET ASSET VALUE PER COMMON SHARE OUTSTANDING                                                           $  13.24
================================================================================================================
+SECURITIES ON LOAN, AT MARKET VALUE                                                                   $ 11,893
================================================================================================================

*COST OF INVESTMENTS:
     Unaffiliated issuers                                                                              $706,664
     Non-controlled affiliated issuers                                                                   16,553
================================================================================================================
TOTAL COST OF INVESTMENTS                                                                              $723,217
================================================================================================================

See Notes to Financial Statements

            NEUBERGER BERMAN FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

STATEMENT OF OPERATIONS
-----------------------

                                                                                                    REAL ESTATE
NEUBERGER BERMAN                                                                                     SECURITIES
(000'S OMITTED)                                                                                     INCOME FUND
INVESTMENT INCOME
INCOME:
Dividend income                                                                                        $ 10,187
Interest income (Note A)                                                                                    343
----------------------------------------------------------------------------------------------------------------
Income from investments in affiliated issuers (Note A)                                                      178
Income from securities loaned--net (Note A)                                                                   4
================================================================================================================
Total income                                                                                             10,712
================================================================================================================

EXPENSES:
Investment management fee (Note B)                                                                        1,825
Administration fee (Note B)                                                                                 760
----------------------------------------------------------------------------------------------------------------
Auction agent fees (Note B)                                                                                 118
Audit fees                                                                                                   11
----------------------------------------------------------------------------------------------------------------
Custodian fees (Note B)                                                                                      73
Directors' fees and expenses                                                                                 15
----------------------------------------------------------------------------------------------------------------
Insurance expense                                                                                             2
Legal fees                                                                                                   23
----------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                          62
Stock transfer agent fees                                                                                    17
----------------------------------------------------------------------------------------------------------------
Miscellaneous                                                                                                 4
================================================================================================================
Total expenses                                                                                            2,910

Investment management fee waived (Note B)                                                                  (783)
Expenses reduced by custodian fee expense offset and
   commission recapture arrangements (Note B)                                                               (64)
================================================================================================================
Total net expenses                                                                                        2,063
================================================================================================================
Net investment income                                                                                     8,649
================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE A)
Net realized gain (loss) on:
       Investment securities sold in unaffiliated issuers                                                 2,804
       Interest rate swap contracts                                                                        (649)
       ---------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
----------------------------------------------------------------------------------------------------------------
       Investment securities                                                                            (29,981)
       Interest rate swap contracts                                                                       4,011
       ---------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                          (23,815)
================================================================================================================
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
       Net investment income                                                                               (672)
       =========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS      $(15,838)
================================================================================================================

See Notes to Financial Statements

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                                                    REAL ESTATE SECURITIES INCOME FUND
                                                                                    ----------------------------------
NEUBERGER BERMAN                                                                                         ONE DAY PERIOD
(000'S OMITTED)                                                                        SIX MONTHS                 ENDED
                                                                                            ENDED           OCTOBER 31,
                                                                                        APRIL 30,                  2003
                                                                                             2004         (COMMENCEMENT
                                                                                      (UNAUDITED)        OF OPERATIONS)
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
FROM OPERATIONS:
Net investment income (loss)                                                             $  8,649              $    (30)
Net realized gain (loss) on investments                                                     2,155                    --
-----------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments                       (25,970)                   --
=======================================================================================================================
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
Net investment income                                                                        (672)                   --
=======================================================================================================================
Net increase (decrease) in net assets applicable to common shareholders resulting
  from operations                                                                         (15,838)                  (30)
=======================================================================================================================
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                                     (16,653)                   --
=======================================================================================================================
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from initial capitalization (Note D)                                              --                   100
Net proceeds from issuance of common shares                                                    --               414,555
-----------------------------------------------------------------------------------------------------------------------
Net proceeds from underwriters' over-allotment option exercised                            60,896                    --
Proceeds from reinvestment of dividends                                                       730                    --
-----------------------------------------------------------------------------------------------------------------------
Payments for preferred shares offering costs                                               (2,795)                   --
=======================================================================================================================
Total net proceeds from capital share transactions                                         58,831               414,655
=======================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                    26,340               414,625

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                       414,625                    --
=======================================================================================================================
End of period                                                                            $440,965              $414,625
=======================================================================================================================
Undistributed (distributions in excess of) net investment income at end of period        $ (8,676)             $     --
=======================================================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS Real Estate Securities Income Fund Inc.
---------------------------------------------------------------------

               NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

          1 GENERAL: Neuberger Berman Real Estate Securities Income Fund Inc. (the "Fund") was organized as a Maryland corporation on August 28, 2003 as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund had no operations until October 31, 2003, other than matters relating to its organization and the sale on September 26, 2003 of 6,981 shares of common stock for $100,003 ($14.325 per share) to Neuberger Berman, LLC ("Neuberger"), the Fund's sub-adviser. The Board of Directors of the Fund may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of shareholders.

               The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

          2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Schedule of Investments.

          3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

          4 FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

          5 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare quarterly and pay monthly distributions to common shareholders. The Fund has adopted a policy to pay common shareholders a stable distribution. In an effort to maintain a stable distribution amount, distributions may consist of net investment income, realized gains and paid-in capital. The Fund may pay distributions in excess of those required by its stable distribution policy to avoid excise tax or to satisfy the requirements of Subchapter M of the Internal Revenue Code. Income dividends and capital gain distributions to common shareholders are recorded on the ex-dividend date. Net realized capital gains, if any, will be offset by capital loss carryforwards. Any

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

               such offset will not reduce the level of the stable distribution paid by the Fund. Dividends and distributions to preferred shareholders are accrued and determined as described in Note A-7.

               The Fund invests a significant portion of its assets in securities issued by real estate companies, including real estate investment trusts. After calendar year-end, real estate companies often recharacterize the nature of the distributions paid during that year, frequently with the result that distributions previously identified as income are recharacterized as return of capital and/or capital gain. As a result, the composition of the Fund's distributions as reported herein may differ from the final composition determined after calendar year-end and reported to Fund shareholders on Form 1099.

               The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

               On March 30, 2004, the Fund declared two monthly dividends to common shareholders from its net investment income in the amount of $0.10 per share per month, payable after this reporting period, on May 28, 2004 and June 30, 2004, to shareholders of record on May 14, 2004 and June 14, 2004, respectively, with ex-dividend dates of May 12, 2004 and June 10, 2004, respectively.

               As of October 31, 2003, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

                                                               LOSS
                                      UNDISTRIBUTED          CARRY-
                                           ORDINARY        FORWARDS
                                             INCOME   AND DEFERRALS        TOTAL
                                                 $-              $-           $-

               The difference between book basis and tax basis is attributable primarily to net operating losses.

          6 EXPENSE ALLOCATION: Some bills are applicable to multiple funds. Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to the Fund, are allocated among the Fund and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

          7 REDEEMABLE PREFERRED SHARES: On December 10, 2003, the Fund re-classified 12,000 unissued shares of capital stock as Series A Auction Market Preferred Shares, Series B Auction Market Preferred Shares, Series C Auction Market Preferred Shares and Series D Auction Market Preferred Shares ("AMPS"). On January 27, 2004, the Fund issued 2,450 Series A AMPS, 2,450 Series B AMPS, 2,450 Series C AMPS

NOTES TO FINANCIAL STATEMENTS Real Estate Securities Income Fund Inc. cont'd
----------------------------------------------------------------------------

               and 2,450 Series D AMPS. All AMPS have a liquidation preference of $25,000 per share plus any accumulated unpaid dividends, whether or not earned or declared by the Fund, but excluding interest thereon ("Liquidation Value").

               Except when the Fund has declared a special rate period, dividends to preferred shareholders, which are cumulative, are accrued daily and paid every 7 days for Series A and Series B AMPS and every 28 days for Series C and Series D AMPS. Dividend rates are reset every 7 days for Series A and Series B AMPS and every 28 days for Series C and Series D AMPS based on the results of an auction, except during special rate periods. For the period ended April 30, 2004, dividend rates ranged from 1.06% to 1.12% for Series A, 1.05% to 1.15% for Series B, 1.07% to 1.10% for Series C and 1.09% to 1.11% for Series D AMPS. The Fund declared dividends to preferred shareholders for the period May 1, 2004 to May 31, 2004 of $64,852, $66,098, $59,478 and $61,459 for Series
               A, Series B, Series C and Series D AMPS, respectively.

               The Fund may redeem AMPS, in whole or in part, on the second business day preceding any dividend payment date at Liquidation Value. The Fund is also subject to certain restrictions relating to the AMPS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of AMPS at Liquidation Value. The holders of AMPS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the AMPS will vote separately as a class on certain matters, as required by law. The holders of the AMPS, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of the Fund if the Fund fails to pay dividends on AMPS for two consecutive years.

          8 INTEREST RATE SWAPS: The Fund may enter into interest rate swap transactions, with institutions that the Fund's investment manager has determined are creditworthy, to reduce the risk that an increase in short-term interest rates could reduce common share net earnings as a result of leverage. The Fund agrees to pay the swap counter party a fixed-rate payment in exchange for the counter party's paying the Fund a variable-rate payment that is intended to approximate all or a portion of the Fund's variable-rate payment obligation on the Fund's AMPS. The payment flows are netted against each other, with the difference being paid by one party to the other. The Fund will segregate cash or liquid securities having a value at least equal to the Fund's net payment obligations under any swap transaction, marked to market daily.

               Risks may arise if the counter party to a swap contract fails to comply with the terms of its contract. The loss incurred by the failure of a counter party is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Additionally, risks may arise from movements in interest rates unanticipated by Management.

               Periodic expected interim net interest payments or receipts on the swaps are recorded as an adjustment to unrealized gains/losses, along with the fair value of the future periodic payment streams on the swaps.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

               The unrealized gains/losses associated with the periodic interim net interest payments are reclassified to realized gains/losses in conjunction with the actual net receipt or payment of such amounts. At April 30, 2004, the Fund had outstanding interest rate swap contracts as follows:

                                                                      RATE TYPE
                                                                ----------------------
                                                                                             ACCRUED
               SWAP                                             PAYMENTS      PAYMENTS  NET INTEREST       UNREALIZED
               COUNTER            NOTIONAL        TERMINATION    MADE BY   RECEIVED BY    RECEIVABLE     APPRECIATION        TOTAL
               PARTY                AMOUNT               DATE   THE FUND   THE FUND(1)     (PAYABLE)   (DEPRECIATION)   FAIR VALUE
               Merrill Lynch  $100,000,000  February 23, 2008     3.035%         1.10%      $(43,000)      $2,000,670   $1,957,670
               Merrill Lynch    85,000,000  February 23, 2009     3.387%         1.10%       (43,199)       2,097,180    2,053,981
                                                                                            --------       ----------   ----------
                                                                                             (86,199)       4,097,850    4,011,651

               (1) 30 day LIBOR (London Interbank Offered Rate)

          9 SECURITY LENDING: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund entered into a Securities Lending Agreement ("Agreement") with Neuberger. Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Fund's Board of Directors, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities on which covered call options have been written, or lend securities on terms which would prevent the Fund from qualifying as a regulated investment company. The Fund receives cash collateral equal to at least 102% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC, which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Fund's investment manager. Neuberger guarantees a minimum revenue to the Fund under the Agreement, and receives a portion of any revenue earned in excess of the guaranteed amount as a lending agency fee. At April 30, 2004, the Fund had not paid Neuberger any fees under the Agreement.

               Income earned on the securities loaned, if any, is reflected in the Statement of Operations under the caption Income from securities loaned-net.

          10 TRANSACTIONS WITH OTHER FUNDS MANAGED BY NEUBERGER BERMAN MANAGEMENT INC.: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), a fund managed by Management and having the same Board members as the Fund. The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. For any cash that the Fund invests in the Cash Fund, Management waives a portion of its management fee equal to the management fee it receives from the Cash Fund on those assets. For the six months ended April 30, 2004, such waived fees amounted to $22,489. For the six months ended April 30, 2004, income earned on this investment amounted to $178,100 and is reflected in the Statement of Operations under the caption Income from investments in affiliated issuers.

NOTES TO FINANCIAL STATEMENTS Real Estate Securities Income Fund Inc. cont'd
----------------------------------------------------------------------------

          11 ORGANIZATION EXPENSES AND OFFERING COSTS: Management has agreed to pay all organizational expenses and the amount by which the Fund's offering costs for common stock (other than sales load) exceed $0.03 per share. The costs incurred by Management were $18,928. Offering costs for common stock paid by the Fund were charged as a reduction of common stock paid-in-capital at the completion of the Fund's offerings and amounted to $998,218.

               Additionally, estimated offering costs of $345,000 and a sales load of $2,450,000 incurred through the issuance of AMPS were charged as a reduction of common stock paid-in-capital at the completion of the Fund's AMPS offering.

               As of April 30, 2004, total offering costs of $306,184 remain payable by the Fund.

          12 CONCENTRATION OF RISK: Under normal market conditions, the Fund's investments will be concentrated in income-producing common equity securities, preferred securities, convertible securities and non-convertible debt securities issued by companies deriving the majority of their revenue from the ownership, construction, financing, management and/or sale of commercial, industrial, and/or residential real estate. Values of the securities of such companies may fluctuate more due to economic, legal, cultural, geopolitical or technological developments affecting the United States real estate industry, or a segment of the real estate industry in which the Fund owns a substantial position, than would the shares of a fund not concentrated in the real estate industry.

               NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, AND OTHER TRANSACTIONS WITH AFFILIATES:

               The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.60% of its average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the Liquidation Value of any AMPS outstanding is not considered a liability.

               Management has contractually agreed to waive a portion of the management fees it is entitled to receive from the Fund at the following annual rates:

                           YEAR ENDED                 % OF AVERAGE
                           OCTOBER 31,            DAILY MANAGED ASSETS
                   -------------------------------------------------------------
                           2004 - 2008                   0.25
                              2009                       0.19
                              2010                       0.13
                              2011                       0.07

               Management has not agreed to waive any portion of its fees beyond October 31, 2011.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

               For the six months ended April 30, 2004, such waived fees amounted to $760,311.

               The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.25% of its average daily Managed Assets under this agreement. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

               On October 31, 2003, Management and Neuberger, a member firm of the New York Stock Exchange and sub-adviser to the Fund, became indirect wholly owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly-owned holding company ("the Transaction"). Upon completion of the Transaction, the Fund's management and sub-advisory agreements automatically terminated. To provide for continuity of management, the Fund's Board of Directors, which was aware of the impending Transaction when the Fund was established, and the initial sole shareholder of the Fund voted to approve new management and sub-advisory agreements, which took effect upon closing of the Transaction. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or Directors of the Fund are also employees of Neuberger and/or Management.

               The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. For the six months ended April 30, 2004, the impact of this arrangement was a reduction of $62,504.

               The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $1,363.

               In connection with the settlement of each AMPS auction, the Fund pays, through the auction agent, a service fee to each participating broker-dealer based upon the aggregate liquidation preference of the AMPS held by the broker-dealer's customers. For any auction preceding a rate period of less than one year, the service fee is paid at the annual rate of 1/4 of 1%; for any auction preceding a rate period of one year or more, the service fee is paid at a rate agreed to by the Fund and the broker-dealer.

               In order to satisfy ratings agency requirements, the Fund is required to provide each rating agency a report on a monthly basis verifying that the Fund is maintaining eligible assets having a discounted value equal to or greater than the Preferred Shares Basic Maintenance Amount, which is a minimum level set by each rating agency as one of the conditions to maintain the AAA rating on the AMPS. 'Discounted Value' refers to the fact that the rating agencies require the Fund, in performing this calculation, to discount portfolio securities below their face value, at a rate depending on their rating. The Fund pays a fee to State Street, as Fund sub-administrator, for the preparation of this report.

NOTES TO FINANCIAL STATEMENTS Real Estate Securities Income Fund Inc. cont'd
----------------------------------------------------------------------------

               NOTE C--SECURITIES TRANSACTIONS:

               During the six months ended April 30, 2004, there were purchase and sale transactions (excluding short-term securities and interest rate swap contracts) of $989,816,000 and $281,664,000, respectively.

               During the six months ended April 30, 2004, brokerage commissions on securities transactions amounted to $897,159, of which Neuberger received $38,175, Lehman received $115,092, and other brokers received $743,892.

               NOTE D--CAPITAL:

               At April 30, 2004, the common shares outstanding and the common shares owned by Neuberger for the Fund were as follows:

                                            COMMON SHARES          COMMON SHARES
                                              OUTSTANDING     OWNED BY NEUBERGER
                                               33,316,439                  6,981

               Transactions in common shares for the six months ended April 30, 2004 and one day period ended October 31, 2003 were as follows:

                                                          COMMON SHARES ISSUED IN CONNECTION WITH:
                                                         UNDERWRITERS' EXERCISE    REINVESTMENT OF
                      INITIAL                                 OF OVER-ALLOTMENT      DIVIDENDS AND     NET INCREASE IN COMMON
               CAPITALIZATION   INITIAL PUBLIC OFFERING                  OPTION      DISTRIBUTIONS         SHARES OUTSTANDING
               2004      2003     2004             2003         2004       2003     2004      2003         2004          2003
                 --     6,981       --       29,000,000    4,260,000         --   49,458        --    4,309,458    29,006,981

               NOTE E--UNAUDITED FINANCIAL INFORMATION:

               The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS Real Estate Securities Income Fund Inc.
------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                                                          ONE DAY
                                                                                                 SIX MONTHS ENDED    PERIOD ENDED
                                                                                                        APRIL 30,     OCTOBER 31,
                                                                                                 ----------------    ------------
                                                                                                             2004           2003^
                                                                                                      (UNAUDITED)
COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                                                         $ 14.29          $14.32
                                                                                                          -------          ------

INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)                                                                                  .26            (.00)
NET GAINS OR LOSSES ON SECURITIES
   (BOTH REALIZED AND UNREALIZED)                                                                            (.71)             --
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                                                                     (.02)             --
                                                                                                          -------          ------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                                           (.47)           (.00)
                                                                                                          -------          ------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                                                                     (.50)             --
                                                                                                          -------          ------
LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                                                    (.00)           (.03)
ISSUANCE OF PREFERRED SHARES                                                                                 (.08)             --
                                                                                                          -------          ------
TOTAL CAPITAL CHARGES                                                                                        (.08)           (.03)
                                                                                                          -------          ------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                                                               $ 13.24          $14.29
                                                                                                          -------          ------
COMMON SHARE MARKET VALUE, END OF PERIOD                                                                  $ 12.25          $15.01
                                                                                                          -------          ------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                                                                 -4.10%**        -0.24%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                                                   -15.53%**        +0.07%**
RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD (IN MILLIONS)                                 $ 441.0          $414.6
PREFERRED STOCK, AT LIQUIDATION VALUE ($25,000 PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)            $ 245.0          $   --
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS#                              .88%*          3.57%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS~                                .85%*          3.57%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                              3.58%*         (2.65)%*
RATIO OF PREFERRED STOCK DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                    .28%*            --*
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED STOCK DIVIDENDS TO AVERAGE NET ASSETS
   APPLICABLE TO COMMON SHAREHOLDERS                                                                         3.30%*            --*
PORTFOLIO TURNOVER RATE                                                                                        57%              0%
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@                                               $70,004          $   --

See Notes to Financial Highlights

NOTES TO FINANCIAL HIGHLIGHTS Real Estate Securities Income Fund Inc.
---------------------------------------------------------------------

+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on per share market value assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Total return would have been lower if Management had not waived a portion of the investment management fee. Performance data current to the most recent month-end are available at www.nb.com.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

~ After waiver of a portion of the investment management fee. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets applicable to common shareholders would have been:

                                                                         ONE DAY
                                       SIX MONTHS ENDED             PERIOD ENDED
                                              APRIL 30,              OCTOBER 31,
                                                   2004                     2003
                                                   1.18%                    3.82%

^   The date investment operations commenced.

*   Annualized.

**  Not annualized.

@ Calculated by subtracting the Fund's total liabilities (excluding accumulated unpaid dividends on AMPS) from the Fund's total assets and dividing by the number of AMPS outstanding.

++ Expense ratios do not include the effect of dividend payments to preferred shareholders. Income ratios include income earned on assets attributable to AMPS.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

DIVIDEND REINVESTMENT PLAN
--------------------------

The Bank of New York ("Plan Agent") will act as Plan Agent for shareholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Dividend Reinvestment Plan ("Plan") in the same name as their then current Shares are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.

Whenever the Fund declares a dividend or distribution with respect to the common stock of the Fund ("Shares"), each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant's account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant's account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant's account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then current market price per Share on the payment date.

Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the dividend payment date, to apply the amount of such dividend or distribution on each Participant's Shares (less their PRO RATA share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant's account. No such purchases may be made more than 30 days after the payment date for such dividend except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.

For purposes of making the dividend reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund's Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant's uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant's account. For the purpose of cash investments, the Plan Agent may commingle each Participant's funds with those of other shareholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

The Plan Agent may hold each Participant's Shares acquired pursuant to the Plan together with the Shares of other shareholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent's name or that of the Plan Agent's nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the participant to the Fund.

The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant's account. In the event of termination of a Participant's account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the PRO RATA expense of any sale required to make such an adjustment.

Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its shareholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged their PRO RATA share of brokerage commissions on all open-market purchases.

Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant's account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent's negligence, bad faith, or willful misconduct or that of its employees.

These terms and conditions shall be governed by the laws of the State of Maryland.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

DIRECTORY
---------

          INVESTMENT MANAGER AND ADMINISTRATOR
          Neuberger Berman Management Inc.
          605 Third Avenue 2nd Floor
          New York, NY 10158-0180
          877.461.1899 or 212.476.8800

          SUB-ADVISER
          Neuberger Berman, LLC
          605 Third Avenue
          New York, NY 10158-3698

          CUSTODIAN
          State Street Bank and Trust Company
          225 Franklin Street
          Boston, MA 02110

          STOCK TRANSFER AGENT
          Bank of New York
          101 Barclay Street, 11-E
          New York, NY 10286

          LEGAL COUNSEL
          Kirkpatrick & Lockhart LLP
          1800 Massachusetts Avenue, NW
          2nd Floor
          Washington, DC 20036-1221

DIRECTORS AND OFFICERS (Unaudited)
----------------------------------

The following tables set forth information concerning the directors and officers of the Fund. All persons named as directors and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman, LLC. The Statement of Additional Information for each Fund includes additional information about fund directors and is available upon request, without charge, by calling (877) 461-1899.

THE BOARD OF DIRECTORS

                                                                         NUMBER OF
                                                                       PORTFOLIOS IN
                                                                       FUND COMPLEX
  NAME, AGE, ADDRESS (1)                                                OVERSEEN BY        OTHER DIRECTORSHIPS HELD OUTSIDE
  AND POSITION WITH FUND           PRINCIPAL OCCUPATION(S) (2)           DIRECTOR              FUND COMPLEX BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
                                                            CLASS I

INDEPENDENT FUND DIRECTORS*

Faith Colish (68)           Counsel, Carter Ledyard & Milburn LLP           38         Director, American Bar Retirement
Director                    (law firm) since October 2002; formerly,                   Association (ABRA) since 1997 (not-for-
                            Attorney at Law and President, Faith                       profit membership association).
                            Colish, A Professional Corporation, 1980
                            to 2002.

C. Anne Harvey (66)         Consultant, C. A. Harvey Associates,            38         Formerly, Member, Individual Investors
Director                    since June 2001; formerly, Director,                       Advisory Committee to the New York Stock
                            AARP, 1978 to December 2001.                               Exchange Board of Directors, 1998 to
                                                                                       June 2002; President, Board of
                                                                                       Associates to The National
                                                                                       Rehabilitation Hospital's Board of
                                                                                       Directors, since 2002; Member, American
                                                                                       Savings Education Council's Policy Board
                                                                                       (ASEC), 1998-2000; Member, Executive
                                                                                       Committee, Crime Prevention Coalition of
                                                                                       America, 1997-2000.

Cornelius T. Ryan (72)      Founding General Partner, Oxford                38         Director, Capital Cash Management Trust
Director                    Partners and Oxford Bioscience Partners                    (money market fund), Naragansett Insured
                            (venture capital partnerships) and                         Tax-Free Income Fund, Rocky Mountain
                            President, Oxford Venture Corporation.                     Equity Fund, Prime Cash Fund, several
                                                                                       private companies and QuadraMed
                                                                                       Corporation (NASDAQ).

Peter P. Trapp (59)         Regional Manager for Atlanta Region,            38         None.
Director                    Ford Motor Credit Company since August
                            1997; formerly, President, Ford Life
                            Insurance Company, April 1995 until
                            August 1997.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

                                                                         NUMBER OF
                                                                       PORTFOLIOS IN
                                                                       FUND COMPLEX
  NAME, AGE, ADDRESS (1)                                                OVERSEEN BY        OTHER DIRECTORSHIPS HELD OUTSIDE
  AND POSITION WITH FUND           PRINCIPAL OCCUPATION(S) (2)           DIRECTOR              FUND COMPLEX BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN "INTERESTED PERSON"

Peter E. Sundman* (44)      Executive Vice President, Neuberger             38         Director, Neuberger Berman Inc. (holding
Chief Executive Officer,    Berman Inc. (holding company) since                        company) from October 1999 through March
Director and Chairman of    1999; Head of Neuberger Berman Inc.'s                      2003; President and Director, NB
the Board                   Mutual Funds and Institutional Business                    Management since 1999; Director and Vice
                            since 1999; Executive Vice President,                      President, Neuberger & Berman Agency,
                            Neuberger Berman since 1999; Principal,                    Inc. since 2000.
                            Neuberger Berman from 1997 until 1999;
                            Senior Vice President, NB Management
                            from 1996 until 1999.

                                                            CLASS II

INDEPENDENT FUND DIRECTORS*

John Cannon (74)            Consultant. Formerly, Chairman and Chief        38         Independent Trustee or Director of three
Director                    Investment Officer, CDC Investment                         series of OppenheimerFunds: Limited Term
                            Advisors (registered investment                            New York Municipal Fund, Rochester Fund
                            adviser), 1993-January 1999; prior                         Municipals, and Oppenheimer Convertible
                            thereto, President and Chief Executive                     Securities Fund, since 1992.
                            Officer, AMA Investment Advisors, an
                            affiliate of the American Medical
                            Association.

Barry Hirsch (71)           Attorney at Law. Formerly, Senior               38         None.
Director                    Counsel, Loews Corporation (diversified
                            financial corporation) May 2002 until
                            April 2003; formerly, Senior Vice
                            President, Secretary and General
                            Counsel, Loews Corporation.

DIRECTORS AND OFFICERS (Unaudited) cont'd
-----------------------------------------

                                                                         NUMBER OF
                                                                       PORTFOLIOS IN
                                                                       FUND COMPLEX
  NAME, AGE, ADDRESS (1)                                                OVERSEEN BY        OTHER DIRECTORSHIPS HELD OUTSIDE
  AND POSITION WITH FUND           PRINCIPAL OCCUPATION(S) (2)           DIRECTOR              FUND COMPLEX BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (54)        General Partner, Seip Investments LP (a         38         Director, H&R Block, Inc. (financial
Director                    private investment partnership);                           services company) since May 2001;
                            formerly, President and CEO, Westaff,                      Director, Forward Management, Inc.
                            Inc. (temporary staffing), May 2001 to                     (asset management) since 2001; formerly,
                            January 2002; Senior Executive at the                      Director, General Magic (voice
                            Charles Schwab Corporation from 1983 to                    recognition software) November 2001
                            1999, including Chief Executive Officer,                   until 2002; Director, E-Finance
                            Charles Schwab Investment Management,                      Corporation (credit decisioning
                            Inc. and Trustee, Schwab Family of Funds                   services) 1999-2003; Director,
                            and Schwab Investments from 1997 to 1998                   Save-Daily.com (micro investing
                            and Executive Vice President-Retail                        services) 1999-2003; Director, Offroad
                            Brokerage, Charles Schwab Investment                       Capital Inc. (pre-public internet
                            Management from 1994 to 1997.                              commerce company).

DIRECTORS WHO IS AN "INTERESTED PERSON"

Jack L. Rivkin* (63)        Executive Vice President and Chief              38         Director, Dale Carnegie and Associates,
President and Director      Investment Officer, Neuberger Berman                       Inc. (private company) since 1998;
                            Inc. (holding company) since 2002 and                      Director, Emagin Corp. (public company)
                            2003, respectively; Executive Vice                         since 1997; Director, Solbright, Inc.
                            President and Chief Investment Officer,                    (private company) since 1998; Director,
                            Neuberger Berman since 2002 and 2003,                      Infogate, Inc. (private company) since
                            respectively; Director and Chairman, NB                    1997.
                            Management since December 2002;
                            formerly, Executive Vice President,
                            Citigroup Investments, Inc. from
                            September 1995 to February 2002;
                            Executive Vice President, Citigroup Inc.
                            from September 1995 to February 2002.

                                                           CLASS III

INDEPENDENT FUND DIRECTORS*

Walter G. Ehlers (71)       Consultant; Retired President and               38         None.
Director                    Trustee, Teachers Insurance & Annuity
                            (TIAA) and College Retirement Equities
                            Fund (CREF).

Robert A. Kavesh (76)       Marcus Nadler Professor of Finance and          38         Director, DEL Laboratories, Inc.
Director                    Economics Emeritus, New York University                    (cosmetics and pharmaceuticals) since
                            Stern School of Business.                                  1978; Director, The Caring Community
                                                                                       (not-for-profit).

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

                                                                         NUMBER OF
                                                                       PORTFOLIOS IN
                                                                       FUND COMPLEX
  NAME, AGE, ADDRESS (1)                                                OVERSEEN BY        OTHER DIRECTORSHIPS HELD OUTSIDE
  AND POSITION WITH FUND           PRINCIPAL OCCUPATION(S) (2)           DIRECTOR              FUND COMPLEX BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (67)       Retired. Formerly, Vice President and           38         Director, WHX Corporation (holding
Director                    Special Counsel, WHX Corporation                           company) since August 2002; Director,
                            (holding company) 1993-2001.                               Webfinancial Corporation (holding
                                                                                       company) since December 2002; Director,
                                                                                       State Theatre of New Jersey
                                                                                       (not-for-profit theater) since 2000;
                                                                                       formerly, Director, Kevlin Corporation
                                                                                       (manufacturer of microwave and other
                                                                                       products).

William E. Rulon (71)       Retired. Senior Vice President,                 38         Director, Pro-Kids Golf and Learning
Director                    Foodmaker, Inc. (operator and franchiser                   Academy (teach golf and computer usage
                            of restaurants) until January 1997.                        to "at risk" children) since 1998;
                                                                                       formerly, Director, Prandium, Inc.
                                                                                       (restaurants) from March 2001 until July
                                                                                       2002.

Candace L. Straight (56)    Private investor and consultant                 38         Director, The Proformance Insurance
Director                    specializing in the insurance industry;                    Company (personal lines property and
                            formerly, Advisory Director, Securitas                     casualty insurance company) since March
                            Capital LLC (a global private equity                       2004; Director, Providence Washington
                            investment firm dedicated to making                        (property and casualty insurance
                            investments in the insurance sector)                       company) since December 1998; Director,
                            1998 until December 2002.                                  Summit Global Partners (insurance
                                                                                       brokerage firm) since October 2000.

DIRECTORS AND OFFICERS (Unaudited) cont'd
-----------------------------------------

                                                                         NUMBER OF
                                                                       PORTFOLIOS IN
                                                                       FUND COMPLEX
  NAME, AGE, ADDRESS (1)                                                OVERSEEN BY        OTHER DIRECTORSHIPS HELD OUTSIDE
  AND POSITION WITH FUND           PRINCIPAL OCCUPATION(S) (2)           DIRECTOR              FUND COMPLEX BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN "INTERESTED PERSON"

Edward I. O'Brien* (75)     Formerly, Member, Investment Policy             38         Director, Legg Mason, Inc. (financial
Director                    Committee, Edward Jones 1993-2001;                         services holding company) since 1993;
                            President, Securities Industry                             formerly, Director, Boston Financial
                            Association ("SIA") (securities                            Group (real estate and tax shelters)
                            industry's representative in government                    1993-1999.
                            relations and regulatory matters at the
                            federal and state levels) 1974-1992;
                            Adviser to SIA, November 1992-November
                            1993.

* Indicates a director who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Fund by virtue of the fact that each is an officer and/or director of NB Management and Executive Vice President of Neuberger Berman. Mr. O'Brien is an interested person of the Fund by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Fund and other funds or accounts for which NB Management serves as investment manager.

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each person has held the positions shown for at least the last five years. The Board of Directors shall at all times be divided as equally as possible into three classes of Directors designated Class I, Class II, and Class III. The terms of office of Class I, Class II, and Class III Directors shall expire at the annual meetings of stockholders held in 2006, 2004, and 2005 respectively, and at each third annual meeting of stockholders thereafter.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

DIRECTORS AND OFFICERS (Unaudited) cont'd
-----------------------------------------

INFORMATION ABOUT THE OFFICERS OF THE FUND (OTHER THAN THOSE LISTED ABOVE)

                                           POSITION AND
  NAME, AGE, AND ADDRESS (1)        LENGTH OF TIME SERVED (2)                        PRINCIPAL OCCUPATION(S)
-----------------------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (47)          Secretary since 2002               Vice President-Mutual Fund Board Relations, NB Management
                                                                    since 2000; Vice President, Neuberger Berman since 2002
                                                                    and employee since 1999; Vice President, NB Management
                                                                    from 1986 to 1999; Secretary, eleven registered
                                                                    investment companies for which NB Management acts as
                                                                    investment manager and administrator (four since 2002,
                                                                    three since 2003, and one since 2004).

Robert Conti (47)                Vice President since 2002          Senior Vice President, Neuberger Berman since 2003; Vice
                                                                    President, Neuberger Berman from 1999 until 2003; Senior
                                                                    Vice President, NB Management since 2000; Controller, NB
                                                                    Management until 1996; Treasurer, NB Management from 1996
                                                                    until 1999; Vice President, eleven registered investment
                                                                    companies for which NB Management acts as investment
                                                                    manager and administrator (three since 2000, four since
                                                                    2002, three since 2003, and one since 2004).

Brian P. Gaffney (50)            Vice President since 2002          Managing Director, Neuberger Berman since 1999; Senior
                                                                    Vice President, NB Management since 2000; Vice President,
                                                                    NB Management from 1997 until 1999; Vice President,
                                                                    eleven registered investment companies for which NB
                                                                    Management acts as investment manager and administrator
                                                                    (three since 2000, four since 2002, three since 2003, and
                                                                    one since 2004).

Sheila R. James (38)             Assistant Secretary since 2002     Employee, Neuberger Berman since 1999; Employee, NB
                                                                    Management from 1991 to 1999; Assistant Secretary, eleven
                                                                    registered investment companies for which NB Management
                                                                    acts as investment manager and administrator (seven since
                                                                    2002, three since 2003, and one since 2004).

Kevin Lyons (48)                 Assistant Secretary since 2003     Employee, Neuberger Berman since 1999; Employee, NB
                                                                    Management from 1993 to 1999; Assistant Secretary, eleven
                                                                    registered investment companies for which NB Management
                                                                    acts as investment manager and administrator (ten since
                                                                    2003 and one since 2004).

DIRECTORS AND OFFICERS (Unaudited) cont'd
-----------------------------------------

                                           POSITION AND
  NAME, AGE, AND ADDRESS (1)        LENGTH OF TIME SERVED (2)                        PRINCIPAL OCCUPATION(S)
-----------------------------------------------------------------------------------------------------------------------------
John M. McGovern (34)            Assistant Treasurer since 2002     Vice President, Neuberger Berman since 2004; Employee, NB
                                                                    Management since 1993; Assistant Treasurer, eleven
                                                                    registered investment companies for which NB Management
                                                                    acts as investment manager and administrator (seven since
                                                                    2002, three since 2003, and one since 2004).

Barbara Muinos (45)              Treasurer and Principal            Vice President, Neuberger Berman since 1999; Assistant
                                 Financial and Accounting Officer   Vice President, NB Management from 1993 to 1999;
                                 since 2002                         Treasurer and Principal Financial and Accounting Officer,
                                                                    eleven registered investment companies for which NB
                                                                    Management acts as investment manager and administrator
                                                                    (seven since 2002, three since 2003, and one since 2004);
                                                                    Assistant Treasurer, three registered investment
                                                                    companies for which NB Management acts as investment
                                                                    manager and administrator from 1996 until 2002.

Frederic B. Soule (57)           Vice President since 2002          Senior Vice President, Neuberger Berman since 2003; Vice
                                                                    President, Neuberger Berman from 1999 until 2003; Vice
                                                                    President, NB Management from 1995 until 1999; Vice
                                                                    President, eleven registered investment companies for
                                                                    which NB Management acts as investment manager and
                                                                    administrator (three since 2000, four since 2002, three
                                                                    since 2003, and one since 2004).

Trani Jo Wyman (34)              Assistant Treasurer since 2002     Employee, NB Management since 1991; Assistant Treasurer,
                                                                    eleven registered investment companies for which NB
                                                                    Management acts as investment manager and administrator
                                                                    (seven since 2002, three since 2003, and one since 2004).

----------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES
------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Beginning September 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will also be available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.nb.com [http://www.nb.com].

                   This page has been left blank intentionally

                                                [NEUBERGER BERMAN LOGO]
                                                A LEHMAN BROTHERS COMPANY

                                                NEUBERGER BERMAN MANAGEMENT INC.
                                                605 Third Avenue 2nd Floor
                                                New York, NY 10158-0180
Statistics and projections in this report       INTERNAL SALES & SERVICES
are derived from sources deemed to be           877.461.1899
reliable but cannot be regarded as a
representation of future results of the         www.nb.com
Fund. This report is prepared for the
general information of shareholders and is
not an offer of shares of the Fund.             [RECYCLED SYMBOL] EOO36 06/04

ITEM 2. CODE OF ETHICS

Not Applicable.  Only required in an annual report.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.  Only required in an annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.  Only required in an annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.  Only required in an annual report.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not Yet Applicable.  Item applies to periods ending on or after July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.  Only required in an annual report.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Yet Applicable.  Item applies to periods ending on or after June 15, 2004.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a)(1) Not Applicable. Only required in an annual report.

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto

(b) The certification required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act is attached hereto.

The certification provided pursuant to Section 906 of the Sarbanes-Oxley Act is not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Securities Income Fund Inc.



By:   /s/ PETER E. SUNDMAN
      -----------------------
      Peter E. Sundman
      Chief Executive Officer

Date: June 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:   /s/ PETER E. SUNDMAN
      -----------------------
      Peter E. Sundman
      Chief Executive Officer

Date: June 28, 2004



By:   /s/ BARBARA MUINOS
      -----------------------
      Barbara Muinos
      Treasurer and Principal Financial
      and Accounting Officer

Date: June 28, 2004